Allowance for credit losses - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) category	Dec. 31, 2023 USD ($) category
Credit Loss [Abstract]
Financing receivable, allowance for credit loss, period increase (decrease)	$ 177,000
Current period increase (decrease) in provision for expected credit losses	177,102	$ 4,022
Write-offs charged against the allowance	$ 0	$ 107,996
Number of categories of financing receivables | category	3	3